Contingent Payment - Additional Information (Detail) $ in Millions		9 Months Ended	12 Months Ended
	May 17, 2021 CAD ($) $ / bbl	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of contingent liabilities in business combination [line items]
Contingent payable		$ 242
Conoco Phillips Company and certain of its subsidiaries
Disclosure of contingent liabilities in business combination [line items]
Contingent payments period	5 years
Average crude oil price | $ / bbl	52.00
Quarterly contingent payment	$ 6
Contingent payable		$ 119	$ 0